Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
BENEFIT PLANS

NOTE 13 – BENEFIT PLANS

Multi-employer pension plan: CFBank participates in a multi-employer contributory trusteed pension plan. The retirement benefits to be provided by the plan were frozen as of June 30, 2003 and future employee participation in the plan was stopped. The plan was maintained for all eligible employees and the benefits were funded as accrued. The cost of funding was charged directly to operations.

The unfunded liability at June 30, 2011 totaled $277 and at June 30, 2010 was $242. CFBank’s contributions for the plan year ending June 30, 2012, and the plan years ended June 30, 2011 and June 30, 2010, totaled $91, $60 and $120. Contributions to the plan may vary from period to period due to the change in the plan’s unfunded liability. The unfunded liability is primarily related to the change in plan assets and the change in plan liability from one year to the next. The change in plan assets is based on contributions deposited, benefits paid and the actual rate of return earned on those assets. The change in plan liability is based on demographic changes and changes in the interest rates used to determine plan liability. In the event the actual rate of return earned on plan assets decline, the value of the plan assets will decline. In the event the interest rates used to determine plan liability decrease, plan liability will increase. The combined effect of each change determines the change in the unfunded liability and the change in the employer contributions.

CFBank participates in the Pentegra Defined Benefit Plan for Financial Institutions (the Pentegra DB Plan), a tax-qualified defined-benefit pension plan. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. The Pentegra DB Plan is not subject to a funding improvement plan or a rehabilitation plan requirement.

The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers.

Funded status (market value of plan assets divided by funding target) based on valuation reports as of July 1, 2011 and 2010 was 80.00% and 81.14%, respectively.

Total contributions made to the Pentegra DB Plan, as reported on Form 5500, totaled $203,582 and $133,930 for the plan years ended June 30, 2010 and June 30, 2009, respectively. CFBank’s contributions to the Pentegra DB Plan were not more than 5% of the total contributions to the Pentegra DB Plan.

401(k) Plan: A 401(k) plan allows employee contributions up to the maximum amount allowable under federal tax regulations, which are currently matched in an amount equal to 25% of the first 8% of the compensation contributed. Expense for 2011, 2010 and 2009 was $20, $39 and $40.

Salary Continuation Agreement: In 2004, CFBank initiated a nonqualified salary continuation agreement for the former Chairman Emeritus. Benefits provided under the plan are unfunded, and payments are made by CFBank. Under the plan, CFBank pays him, or his beneficiary, a benefit of $25 annually for 20 years, beginning 6 months after his retirement date, which was February 28, 2008. The expense related to this plan totaled $16, $17 and $17 in 2011, 2010 and 2009. The accrual is included in accrued interest payable and other liabilities in the consolidated balance sheets and totaled $251 at year-end 2011 and $259 at year-end 2010.

Life Insurance Benefits: CFBank entered into agreements with certain employees, former employees and directors to provide life insurance benefits which are funded through life insurance policies purchased and owned by CFBank. The expense related to these benefits totaled $10, $7 and $6 in 2011, 2010 and 2009. The accrual for CFBank’s obligation under these agreements is included in accrued interest payable and other liabilities in the consolidated balance sheets and totaled $189 at year-end 2011 and $179 at year-end 2010.